GENERAL	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1: -     GENERAL

a.
Evogene Ltd. (“Evogene” and together with its subsidiaries, the “Company”) was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company is a leading computational biology company focused on revolutionizing product discovery and development in multiple life-science based industries, including human health, and agriculture through the use of its broadly applicable Computational Predictive Biology (“CPB”) platform. The CPB platform, incorporating a deep understanding of biology leveraged through the power of Big Data and Artificial Intelligence, has been designed to computationally discover and uniquely guide the development of life-science products based on microbes, small molecules and genetic elements. Utilizing the CPB platform, Evogene and its subsidiaries are now advancing product pipelines for human microbiome-based therapeutics through Biomica Ltd., medical cannabis through Canonic Ltd., ag-biologicals through Lavie Bio Ltd., ag-chemicals through AgPlenus Ltd., and ag-solutions for castor oil production through Casterra Ag Ltd.

The Company has a history of losses and incurred operating losses of $14,697 and $16,062 during the six months periods ended June 30, 2023 and 2022, respectively.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry.

The Company's management and board of directors are of the opinion that the Company’s current financial resources will be sufficient to continue the development of the Company's products in the foreseeable future.

b.	The Company principally derives its revenues from collaboration arrangements. See Note 3. For revenues from major customers see Note 7d.

c.
The Company has the following subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Evogene Inc., Biomica Ltd., AgPlenus Ltd., AgPlenus Inc., Lavie Bio Ltd., Lavie Bio Inc., Lavie Bio Tech Inc., Taxon Biosciences, Inc. and Canonic Ltd.

Casterra Ag Ltd. was incorporated on January 1, 2012 and is currently focusing on the development of improved castor bean seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. Evogene Inc. was engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. (“Biomica”) was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.
On August 27, 2020, AgPlenus Ltd. incorporated a wholly owned U.S. subsidiary, AgPlenus Inc.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biologicals products. In 2019, Lavie Bio Ltd. incorporated two wholly owned subsidiaries, Lavie Bio Inc., located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States, and Lavie Bio Tech Inc. Lavie Bio Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc. (see item d below).

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products.

d.
On August 6, 2019, Corteva Inc. (“Corteva”) invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences, Inc. for 27.84% of Lavie Bio Ltd.'s shares. As part of the foregoing transaction, the parties entered into a commercial arrangement with respect to the commercialization by Corteva of Lavie Bio Ltd.’s products, mainly in corn and soybean.

In August 2022, an affiliate company of ICL and Lavie Bio Ltd. entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. As part of the collaboration, ICL invested through an affiliate company in Lavie Bio Ltd. $10,000 under a SAFE agreement (simple agreement for future equity).

On December 21, 2022, Biomica, signed a definitive agreement for a $20,000 financing round, led by Shanghai Healthcare Capital (“SHC”), out of which $10,000 shall be invested by the Company in Biomica preferred shares. As a result,  the Company recorded a negative capital reserve and an increase of non-controlling interest in the amounts of $238 and $9,761, respectively. In addition, certain convertible loans in total amount of $10,000 were converted by the Company to Biomica’s ordinary shares. As a result, the Company recorded an adjustment to capital reserve and non-controlling interest in amount of $809. Following the closing of the transaction on April 25, 2023, the Company was diluted to approximately 67% of the share capital of Biomica, on a fully diluted basis, while SHC is holding approximately 20%, on a fully diluted basis.

In June 2023, Casterra Ag Ltd. signed a framework agreement with a leading oil and gas energy company for the sale of castor varieties at a commercial scale for biofuel production (“the agreement”). Under the framework of the agreement, during June 2023, Casterra Ag Ltd. received an order totalling $9,100. In addition, during June 2023, Casterra Ag Ltd. received an additional order totalling approximately $2,200 to supply castor seeds.

e.
On January 2021, the Company entered into a Controlled Equity Offering Sales Agreement (the “January 2021 Sales Agreement”). In January and February 2021, pursuant to the January 2021 Sales Agreement, in an “at the market” (“ATM”) offering, the Company issued an aggregate of 3,803,594 ordinary shares with a weighted average selling price of $7.36 per share, resulting in gross proceeds of approximately $28,000.

On February 19, 2021, the Company entered into a new Controlled Equity Offering Sales Agreement, having an aggregate offering price of up to $50,000 (subsequently reduced to $19,450), pursuant to which the Company issued 726,832 ordinary shares during April through September 2021, in an ATM offering, with a weighted average selling price of $3.64 per share, resulting in gross proceeds of approximately $2,600. During December 2022, 28,507 ordinary shares were issued through the ATM offering, with a weighted selling price of $0.77 per share, resulting in gross proceeds of approximately $22. During January through June 2023,  432,500 ordinary shares were issued through the ATM offering, with a weighted selling price of $0.80 per share, resulting in gross proceeds of approximately $347.

f.
The Company’s subsidiaries and divisions are split into three operating segments: (1) Agriculture - Evogene seed traits division, Lavie Bio Ltd. and Ag Plenus Ltd.; (2) Human – Biomica Ltd. and Canonic Ltd.; and (3) Industrial – Casterra Ag Ltd. (see also Note 7).